Accounts Payable and Accrued Liabilities (Details) - CAD ($)	Mar. 31, 2021	Mar. 31, 2020
Accounts Payable And Accrued Liabilities
Accounts payable	$ 168,195	$ 100,075
Total	$ 168,195	$ 100,075